Equity-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Equity-Based Compensation

NOTE 11 – EQUITY-BASED COMPENSATION

2019 Common Unit Option Plan

The 2019 Common Unit Option Plan (the 2019 Plan) was originally adopted by OneStream Software LLC’s board of managers and approved by the then members of OneStream Software LLC. The 2019 Plan allowed OneStream Software LLC to provide common unit options to eligible employees, managers, and consultants.

Prior to the Reorganization Transactions, the Company did not recognize equity-based compensation expense for common unit options granted under the 2019 Plan because they contained a forfeiture provision whereby upon voluntary termination of service by the option holder, the Company had the right to require the option holder to (i) sell all or a portion of any common units acquired by the optionee to the Company at a price equal to the lesser of (a) the aggregate fair value of such common units on the date of such repurchase and (b) the aggregate exercise price paid to acquire the common units and (ii) surrender all outstanding common unit options, including vested options, held by such optionee without consideration.

On July 12, 2024, the board of managers of OneStream Software LLC and the board of directors of the Company approved a modification of the terms of the outstanding common unit options to remove the forfeiture provision, to be effective immediately upon the completion of the Reorganization Transactions. The amendment has been accounted for as an “improbable-to-probable” modification under ASC 718, Compensation—Stock Compensation, whereby the fair values of the outstanding common unit options were measured as of the modification date of July 12, 2024 (the Option Modification Date). The performance condition created by the modification was satisfied upon completion of the Reorganization Transactions and the Company recorded a cumulative adjustment to equity-based compensation expense totaling $204.4 million for the common unit options that vested upon the completion of the Reorganization Transactions.

The remaining unrecognized equity-based compensation expense related to the unvested common unit options granted prior to the Reorganization Transactions will be recognized over the remaining requisite service period using the accelerated attribution method, in which compensation cost for each vesting tranche is recognized ratably from the service inception date to the vesting date for that tranche. In connection with the Reorganization Transactions, the 2019 Plan was assumed by OneStream, Inc. and terminated with respect to the grant of new options. In addition, all outstanding common unit options were converted into options to purchase Class A common stock on a one-for-one basis.

The following table summarizes the option activity under the 2019 Plan during the nine months ended September 30, 2024 (in thousands, except per share data):

	Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (Years)
Outstanding as of December 31, 2023	28,761	$8.65	7.69
Granted	9,097	14.78
Forfeited / Cancelled	(615)	9.39
Exercised	(549)	7.18
Outstanding as of September 30, 2024	36,694	$10.38	7.81
Vested and exercisable as of September 30, 2024	18,043	$8.03	6.80

The weighted-average grant date fair value of stock options granted under the 2019 Plan during the nine months ended September 30, 2024, was $10.03. As of September 30, 2024, the aggregate intrinsic value of stock options outstanding and stock options vested and exercisable under the 2019 Plan was $863.1 million and $466.7 million, respectively. Total unrecognized equity-based compensation expense related to stock options granted under the 2019 Plan was $151.2 million as of September 30, 2024 and will be recognized over the remaining requisite service period using the accelerated attribution method over a weighted-average period of 2.8 years.

The Company estimated the fair value of the modified stock options under the 2019 Plan as of the Option Modification Date using a binomial lattice model incorporating an early exercise multiple and post-vesting termination rates. The assumptions and estimates used as part of the binomial lattice model were as follows:

Fair Value of Class A Common Stock: The fair value of Class A common stock underlying the options granted under the 2019 Plan was determined to be the mid-point of the expected IPO price range as of the Option Modification Date.

Expected Term: The expected term was a derived output of the binomial lattice model representing the weighted-average period the stock options are expected to remain outstanding.

Expected Volatility: Expected volatility was estimated based on historical and implied stock price volatility from several guideline companies over a period equivalent to the expected term.

Risk-free Interest Rate: The risk-free interest rate was based on the interpolated United States Treasury yield curve at each time-step in the lattice.

Expected Dividend Yield: The estimated dividend yield is zero as the Company does not currently intend to declare dividends in the foreseeable future.

Assumptions and estimates used as part of the binomial lattice model for options granted under the 2019 Plan and modified on the Option Modification Date were as follows:

Fair value of Class A common stock	$18.00
Expected term (in years)	0 - 7.44
Expected volatility	50.00%
Risk-free interest rate	4.34 - 5.40%
Expected dividend yield	—

Incentive Units

From time to time prior to the Reorganization Transactions and the IPO, the board of managers of OneStream Software LLC granted incentive units (ICUs) to certain directors, officers and other employees pursuant to profits interest unit grant agreements. In connection with the Reorganization Transactions, the 8,632,763 ICUs outstanding as of the date of the IPO were reclassified into 6,591,178 LLC Units and holders of the newly issued LLC Units received an equal number of shares of Class C common stock. Such shares of Class C common stock are subject to the same terms and conditions, including vesting terms, as the ICUs that were reclassified into LLC Units, except that such shares are not subject to forfeiture upon termination of service.

The Company classifies the unvested LLC Units (and corresponding shares of Class C common stock) as outstanding on its condensed consolidated balance sheets as they are legally outstanding; however, these are excluded from the calculation of weighted average LLC Units outstanding during the period for purposes of calculating net loss attributable to the non-controlling interest in OneStream Software LLC as their distribution rights are forfeitable until vested.

The unvested LLC Units (and shares of Class C common stock) outstanding following the reclassification of outstanding unvested ICUs are summarized as follows (in thousands, except per share data):

	Shares	Weighted- Average Grant Date Fair Value per Share
Unvested and outstanding immediately following completion of the Reorganization Transactions	241	$8.82
Vested subsequent to completion of the Reorganization Transactions	85	7.80
Unvested and outstanding as of September 30, 2024	156	$9.38

The Company evaluated the reclassification of ICUs as part of the Reorganization Transactions and concluded the impact on equity-based compensation expense was not material. As of September 30, 2024, total unrecognized equity-based compensation related to the unvested shares of Class C common stock and unvested LLC Units was $1.2 million, which is expected to be recognized over a weighted-average period of 0.3 years. The fair value of these shares of Class C common stock and LLC Units that vested during the period from the date of the Reorganization Transactions to September 30, 2024 totaled $0.6 million. If a forfeiture of an unvested LLC Unit occurs, the associated shares of Class C common stock are also forfeited.

2024 Equity Incentive Plan

In connection with the IPO, the Company’s board of directors adopted the 2024 Equity Incentive Plan (the 2024 Plan), which became effective with an initial reserve of 32,100,000 shares of Class A common stock. The 2024 Plan provides for the grant of stock options, stock appreciation rights, restricted stock, RSUs, and performance awards to eligible employees, directors, and consultants.

The number of shares available for issuance under the 2024 Plan also includes an annual increase on the first day of each fiscal year beginning on January 1, 2025 and ending on the ten year anniversary of the date our board of directors approved the 2024 Plan, in an amount equal to the least of (i) 26,800,000 shares of Class A common stock, (ii) 5% of the outstanding shares of all series of the Company’s common stock on the last day of the immediately preceding fiscal year, or (iii) such other number as determined by the administrator.

Stock options

During the three months ended September 30, 2024, the Company granted to certain directors, executive officers and other employees 2,413,968 options to purchase Class A common stock under the 2024 Plan at an exercise price equal to the IPO price, which was $20.00 per share. These stock options vest upon the satisfaction of a liquidity condition and service-based condition of four years. The liquidity condition was satisfied through the completion of the IPO. No options have been granted after the IPO.

The following table summarizes the option activity under the 2024 Plan during the nine months ended September 30, 2024 (in thousands, except per share data):

	Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (Years)
Outstanding as of December 31, 2023	—	$—	—
Granted	2,414	20.00
Forfeited / Cancelled	(7)	20.00
Exercised	—	—
Outstanding as of September 30, 2024	2,407	$20.00	9.81
Vested and exercisable as of September 30, 2024	—	$—	—

The weighted-average grant date fair value of stock options granted under the 2024 Plan during the nine months ended September 30, 2024, was $9.70. As of September 30, 2024, the aggregate intrinsic value of stock options outstanding under the 2024 Plan was $33.5 million. Total unrecognized equity-based compensation expense related to stock options under the 2024 Plan was $21.6 million as of September 30, 2024 and will be recognized over the remaining requisite service period using the accelerated attribution method over a weighted-average period of 3.8 years.

The Company estimated the fair value of options granted under the 2024 Plan on the grant date using a Black-Scholes option-pricing model. The assumptions and estimates used as part of the Black-Scholes option-pricing model were as follows:

Fair Value of Class A Common Stock: The fair value of Class A common stock underlying the options granted under the 2024 Plan was determined to be the IPO price.

Expected Term: The expected term was estimated using the simplified method due to a lack of historical exercise activity for the Company. The simplified method calculates the expected term as the mid-point between the vesting date and the contractual expiration date of the award.

Expected Volatility: Expected volatility was estimated based on historical and implied stock price volatility from several guideline companies over a period equivalent to the expected term.

Risk-free Interest Rate: The risk-free interest rate was based on the United States Treasury yield curve in effect during the period the options were granted.

Expected Dividend Yield: The estimated dividend yield is zero as the Company does not currently intend to declare dividends in the foreseeable future.

Inputs used in the Black-Scholes option pricing model for options granted under the 2024 Plan were as follows:

Fair value of Class A common stock	$20.00
Expected term (in years)	6.06 - 6.11
Expected volatility	50.00%
Risk-free interest rate	4.24%
Expected dividend yield	—

Restricted Stock Units (RSUs)

Subsequent to the Reorganization Transactions and the IPO, the Company has granted RSUs under the 2024 Plan to certain employees. RSUs represent the right to receive shares of Class A common stock at specified future dates. RSUs are subject to a service-based vesting condition that is generally satisfied over four years. Equity-based compensation expense related to RSUs is recognized on a straight-line basis over the remaining requisite service period.

The following table summarizes the RSU activity during the nine months ended September 30, 2024 (in thousands, except per share data):

	RSUs	Weighted- Average Grant Date Fair Value per Share
Outstanding as of December 31, 2023	—	$—
Granted	191	29.87
Vested	—	—
Forfeited / Cancelled	(4)	29.87
Outstanding as of September 30, 2024	187	$29.87

As of September 30, 2024, unrecognized compensation cost related to the RSUs was $5.5 million, which is expected to be recognized over a weighted-average period of 4.0 years. The Company recognized $0.1 million of equity-based compensation expense related to RSUs for the three and nine months ended September 30, 2024.

2024 Employee Stock Purchase Plan

In connection with the IPO, the Company’s board of directors adopted the ESPP. A total of 10,700,000 shares of Class A common stock were initially reserved for issuance under the ESPP. As of September 30, 2024, there have been no shares issued under this plan.

The number of shares available for issuance under the ESPP also includes an annual increase on the first day of each fiscal year beginning on January 1, 2025, in an amount equal to the least of (i) 5,400,000 shares of Class A common stock, (ii) 1% of the outstanding shares of all series of the Company’s common stock on the last day of the immediately preceding fiscal year, or (iii) such other number as determined by the administrator.

DataSense Common Unit Awards

As part of the acquisition of DataSense on May 1, 2024, as described in Note 3, the founders of DataSense were awarded 1,023,720 common units at an aggregate fair value of $17.3 million, or $16.86 per common unit. Of the units awarded, 14,418 were immediately vested and were included as part of the total purchase consideration. The remaining 1,009,302 common units are subject to performance-based vesting conditions measured on an annual basis over four years and a service-based condition tied to the continued employment of the founders, and the related equity-based compensation expense is amortized using the accelerated attribution method.

In connection with the Reorganization Transactions, the common units awarded to the founders of DataSense were reclassified into an equal number of LLC Units and DataSense Holdings received an equal number of shares of Class C common stock. The Company evaluated the reclassification of these common units as part of the Reorganization Transactions and concluded the impact to equity-based compensation expense was not material. All LLC Units (and corresponding shares of Class C common stock) issued as a result of the reclassification of unvested common units remain subject to the same vesting requirements that existed prior to the Reorganization Transactions. The unvested LLC Units (and corresponding shares of Class C common stock) are classified as outstanding on the Company’s condensed consolidated balance sheets as they are legally outstanding; however, these are excluded from the calculation of weighted average LLC Units outstanding during the period for purposes of calculating net loss attributed to the non-controlling interest in OneStream Software LLC as their distribution rights are forfeitable until vested. As of September 30, 2024, 1,009,302 LLC Units (and corresponding shares of Class C common stock) issued to DataSense Holdings remain unvested.

The Company accounts for these common units based on their estimated grant date fair value. The fair value of the common units was established by OneStream Software LLC’s board of managers, after considering third-party valuations and input from management. The valuations of the common units were determined in accordance with the guidelines outlined in the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation. In valuing the common units, the fair value of OneStream Software LLC, or enterprise value, was determined using various methods under the market approach, including guideline public company and similar transaction methods.

During the three and nine months ended September 30, 2024, the Company recognized equity-based compensation expense of $2.4 million and $4.0 million, respectively, related to the common units issued to DataSense Holdings. As of September 30, 2024, unrecognized equity-based compensation cost related to these awards that are expected to vest was $13.0 million, which is expected to be recognized over a weighted-average period of 3.6 years. Refer to Note 3, Business Combinations, for further details on the acquisition.

Classification of Equity-Based Compensation Expense

Equity-based compensation expense was classified as follows in the accompanying unaudited condensed consolidated statements of operations (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2023	2024	2023	2024
Cost of subscription	$—	$4,981	$—	$4,981
Cost of professional services and other	—	21,886	15	21,886
Sales and marketing	459	114,713	3,582	115,987
Research and development	104	62,251	413	63,505
General and administrative	864	56,152	3,077	57,456
Total equity-based compensation	$1,427	$259,983	$7,087	$263,815

NOTE 9 – EMPLOYEE COMPENSATION

Equity Award Plans

There were no ICUs granted and 89,286 ICUs forfeited during the year ended December 31, 2023. The following table summarizes ICUs outstanding and vested (in thousands, except per share data):

	ICUs	Weighted- Average Threshold Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant Date Fair Value
Outstanding as of December 31, 2023	8,633	$4.73	5.87	$3.59
Vested as of December 31, 2023	8,037	$4.66	5.79	$3.28

The total fair value of ICUs vested during the year ended December 31, 2023 was $5.9 million. The aggregate intrinsic value of ICUs outstanding as of December 31, 2023 was $84.4 million.

As of December 31, 2023, unrecognized equity-based compensation cost related to outstanding unvested ICUs that are expected to vest was $4.6 million, which is expected to be recognized over a weighted-average period of 1.0 year.

The following table summarizes common unit option activity for the year ended December 31, 2023 (in thousands, except per share data):

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)
Outstanding as of December 31, 2022	19,952	$7.87	8.01
Granted	10,146	10.88
Forfeited	(1,282)	9.13
Exercised	(55)	4.45
Outstanding as of December 31, 2023	28,761	$8.65	7.69
Vested and exercisable as of December 31, 2023	12,739	$6.97	6.81

The weighted-average grant date fair value of common unit options granted was $7.42 for the year ended December 31, 2023. During the year ended December 31, 2023, the Company recognized compensation expense of $2.4 million related to certain modifications to the terms of common unit options held by certain terminated employees whereby the Company waived its repurchase right. Otherwise, no compensation expense for the common unit options was recognized during the years ended December 31, 2022 and 2023, as a distribution related to these awards was not deemed probable.

Equity-based compensation expense was classified as follows in the consolidated statements of operations (in thousands):

	Year Ended December 31,
	2022	2023
Cost of professional services and other	$78	$15
Sales and marketing	2,847	3,938
Research and development	812	518
General and administrative	4,526	3,799
Total equity-based compensation	$8,263	$8,270

Postretirement Benefits

On October 1, 2013, the Company initiated the OneStream Software 401(k) Plan. The Company’s 401(k) Plan is qualified under Section 401 of the Internal Revenue Code and is available to all full-time employees with tax-deferred salary deductions and alternative investment options. Employees may contribute up to 100% of their salary up to the statutory prescribed annual limit. The 401(k) Plan provides for the Company to make a discretionary contribution at the end of the plan year, which coincides with the Company’s fiscal year. The Company also makes contributions to other postretirement plans of non-U.S. employees based on statutory regulations in place in their respective countries.

The Company recorded $4.3 million and $5.9 million of expense related to employer contributions to postretirement benefit plans for the years ended December 31, 2022 and 2023, respectively.